SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees included in the consolidated statements of operations, for the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011

Cost of revenues	$368	$222	$103
Research and development	1,666	1,186	442
Sales and marketing	3,106	2,060	1,001
General and administrative	2,591	1,349	710

Total stock-based compensation expense	$7,731	$4,817	$2,256

Schedule of Stock-Based Compensation Assumptions
The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011

Suboptimal exercise multiple	3	2.5-3.5	2.5-3.5
Risk free interest rate	0.1%-2.77%	0.15%-1.39%	0.11%-5.46%
Volatility	53%-63%	51%-66%	50%-53%
Dividend yield	0%	0%	0%

Schedule of Accumulated Other Comprehensive Income
The following table shows the components and the effects on net income of amounts reclassified from Accumulated other comprehensive income as of December 31, 2013:

	Year ended December 31, 2013
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2012	$61	$1,699	$1,760
Changes in other comprehensive income (loss) before reclassifications	(5)	1,636	1,631
Amounts reclassified from accumulated other comprehensive income to :
Cost of revenues	-	(184)	(184)
Operating expenses	-	(2,826)	(2,826)
Financial income, net	(15)	-	(15)
Net current-period other comprehensive loss	(20)	(1,374)	(1,394)

Balance as of December 31, 2013	$41	$325	$366